Accumulated Other Comprehensive Loss - Accumulated Other Comprehensive Income Loss and Changes in Accumulated Other Comprehensive Loss, Net of Tax (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Loss, Beginning Balance	$ (475,826)	$ (460,299)
Other comprehensive income/(loss) before reclassifications	86,875	(38,498)
Other comprehensive income/(loss)	117,306	(15,527)
Accumulated Other Comprehensive Loss, Ending Balance	(358,520)	(475,826)
Foreign Currency Items [Member]
Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Loss, Beginning Balance	3,234	(21,277)
Other comprehensive income/(loss) before reclassifications	(28,386)	24,511
Other comprehensive income/(loss)	(28,386)	24,511
Accumulated Other Comprehensive Loss, Ending Balance	(25,152)	3,234
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Loss, Beginning Balance	(472,333)	(430,835)
Other comprehensive income/(loss) before reclassifications	111,269	(61,809)
Other comprehensive income/(loss)	139,227	(41,498)
Accumulated Other Comprehensive Loss, Ending Balance	(333,106)	(472,333)
Gains and Losses on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Loss, Beginning Balance	(6,727)	(8,187)
Other comprehensive income/(loss) before reclassifications	3,992	(1,200)
Other comprehensive income/(loss)	6,465	1,460
Accumulated Other Comprehensive Loss, Ending Balance	(262)	(6,727)
Fixed assets
Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive loss	81	26
Fixed assets | Foreign Currency Items [Member]
Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive loss	0	0
Fixed assets | Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive loss	0	0
Fixed assets | Gains and Losses on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive loss	81	26
Net income
Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive loss	30,350	22,945
Net income | Foreign Currency Items [Member]
Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive loss	0	0
Net income | Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive loss	27,958	20,311
Net income | Gains and Losses on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive loss	$ 2,392	$ 2,634